Offsetting financial assets (Detail) - USD ($) $ in Billions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Further netting potential not recognized on the balance sheet	$ 125.0	$ 109.6	$ 122.7
of which: netting of recognized financial liabilities	101.1	88.3	99.3
of which: netting with collateral received	23.9	21.2	23.4
Assets, after consideration of further netting potential	15.4	13.1	9.1
Cash collateral receivables on derivative instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	43.6	35.3	32.3
Further netting potential not recognized on the balance sheet	(27.2)	(22.8)	(22.8)
of which: netting of recognized financial liabilities	(24.6)	(20.7)	(20.4)
of which: netting with collateral received	(2.5)	(2.1)	(2.5)
Assets, after consideration of further netting potential	$ 16.5	$ 12.5	$ 9.5